Equity (Tables)	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)	2021			2020
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 25 (1)	–	–	0.34	9,425,607	236	0.45
Class B – Series 26 (1)	–	–	0.23	2,174,393	54	0.52
Class B – Series 27	20,000,000	500	0.96	20,000,000	500	0.96
Class B – Series 29	16,000,000	400	0.91	16,000,000	400	0.91
Class B – Series 31	12,000,000	300	0.96	12,000,000	300	0.96
Class B – Series 33	8,000,000	200	0.76	8,000,000	200	0.90
Class B – Series 35 (2)	–	–	–	6,000,000	150	1.25
Class B – Series 36 (2)	–	–	–	600,000	600	58.50
Class B – Series 38	24,000,000	600	1.21	24,000,000	600	1.21
Class B – Series 40	20,000,000	500	1.13	20,000,000	500	1.13
Class B – Series 42	16,000,000	400	1.10	16,000,000	400	1.10
Class B – Series 44	16,000,000	400	1.21	16,000,000	400	1.21
Class B – Series 46	14,000,000	350	1.28	14,000,000	350	1.28
Preferred Shares – Classified as Equity		3,650			4,690
Other Equity Instruments
4.8% Additional Tier 1 Capital Notes		658			658
4.3% Limited Recourse Capital Notes, Series 1		1,250			1,250
Preferred Shares and Other Equity Instruments		5,558			6,598
Common Shares
Balance at beginning of year	645,889,396	13,430		639,232,276	12,971
Issued under the Shareholder Dividend
Reinvestment and Share Purchase Plan	–	–		6,746,237	471
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	1,630,867	122		563,613	40
Repurchased for cancellation and/or treasury shares sold/purchased (3)(4)	616,209	47		(652,730)	(52)
Balance at End of Year	648,136,472	13,599	4.24	645,889,396	13,430	4.24

(1)	Series 25 and Series 26 were redeemed and final dividends were paid on August 25, 2021.
(2)	Series 35 and Series 36 were redeemed and final dividends were paid on November 25, 2020.
(3)	Common shares are net of 36,521 treasury shares as at October 31, 2021 (652,730 treasury shares as at October 31, 2020).
(4)	During fiscal 2021 and 2020, we did not purchase any of our common shares under the normal course issuer bid.

Summary Of Preferred Share Rights And Privileges
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Quarterly non-cumulative dividend (1)	Reset premium	Date redeemable / convertible		Convertible to
Class B – Series 27	25.00	$ 0.24075 (2)	2.33%	May 25, 2024	(3)(4)	Class B – Series 28	(5)(6)
Class B – Series 29	25.00	$ 0.2265 (2)	2.24%	August 25, 2024	(3)(4)	Class B – Series 30	(5)(6)
Class B – Series 31	25.00	$0.240688 (2)	2.22%	November 25, 2024	(3)(4)	Class B – Series 32	(5)(6)
Class B – Series 33	25.00	$0.190875 (2)	2.71%	August 25, 2025	(3)(4)	Class B – Series 34	(5)(6)
Class B – Series 38	25.00	$0.303125 (2)	4.06%	February 25, 2022	(3)(4)	Class B – Series 39	(5)(6)
Class B – Series 40	25.00	$ 0.28125 (2)	3.33%	May 25, 2022	(3)(4)	Class B – Series 41	(5)(6)
Class B – Series 42	25.00	$ 0.2750 (2)	3.17%	August 25, 2022	(3)(4)	Class B – Series 43	(5)(6)
Class B – Series 44	25.00	$0.303125 (2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(5)(6)
Class B – Series 46	25.00	$ 0.31875 (2)	3.51%	May 25, 2024	(3)(4)	Class B – Series 47	(5)(6)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors.
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as, and when declared, at the
3-month
Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(6)
The shares issued include a
non-viability
contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

Additional Tier 1 Capital Notes (NVCC) [member]
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
The LRCN and AT1 Notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both types of instrument and, as a result, the full amount of proceeds have been classified as equity. Semi-annual distributions on the LRCN and AT1 Notes will be recorded when payable. The LRCN and AT1 Notes are subordinate to the claims of the depositors and certain other creditors in right of payment. The following table shows the details of our AT1 Notes and LRCN as at October 31, 2021 and 2020.

(Canadian $ in millions, except as noted)					2021	2020
	Face value	Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.8% Additional Tier 1 Capital Notes	US$500	4.8 (1)	August 2024 (2)	Variable number of common shares (3)	658	658
4.3% Limited Recourse Capital Notes	$1,250	4.3 (4)	November 2025 (2)	Variable number of common shares (4)	1,250	1,250
Total					1,908	1,908

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)
The notes issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

(4)
Non-deferrable
interest is payable semi-annually on these notes, at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCN. In circumstances under which non-viability
contingent capital, including the Preferred Shares Series 48, would be converted into common shares of the bank (described below), the LRCN would be redeemed, and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion of the Preferred Shares Series 48.